EQUITY TRANSACTIONS - Stock options issued and outstanding (Details) (USD $)	Dec. 31, 2011	Jun. 30, 2012 Howard Farkas, former director	Jun. 30, 2012 Employees	Jun. 30, 2012 Wallick Associates, consultant	Jun. 30, 2012 Exercisable
Shares		1,023,200	40,000	600,000	1,663,200
Date of Grant		2006-07	2011-04
Vesting Date		2006-07
Expiration Date	2011-12	2016-07	2021-04
Exercise Price		$ 1.25	$ 3.00	$ 1.25
Exercised date